Adoption of IFRS 9 - Reconciliation of Carrying Amounts and Measurement Categories Upon Transition to IFRS 9 (Details) - EUR (€) € in Millions	Jan. 01, 2018	Dec. 31, 2017
Adoption of new standards
Increase in opening balance of retained earnings, net of tax on adoption of IFRS 9	€ 135
Decrease in opening balance of retained earnings, net of tax on implementation of expected credit loss model after adoption of IFRS 9	(31)
Increase in opening balance of retained earnings on reclassification of amounts attributable to available for sale financial assets	157
Decrease in opening balance of other comprehensive income, net of tax on adoption of IFRS 9	(160)
Decrease in opening balance of other comprehensive income on reclassification of amounts attributable to available for sale financial assets	(157)
Trade payables
Adoption of new standards
Liabilities, Carrying Amount IAS 39		€ (318)
Liabilities, Carrying Amount IFRS 9	318
Time deposits
Adoption of new standards
Assets, Remeasurement on Transition to IFRS 9	(3)
Money market and similar funds
Adoption of new standards
Assets, Reclassification on Transition to IFRS 9	0
Trade Receivables
Adoption of new standards
Assets, Carrying Amount IAS 39		207
Assets, Remeasurement on Transition to IFRS 9	(25)
Assets, Carrying Amount IFRS 9	207
Debt securities
Adoption of new standards
Assets, Reclassification on Transition to IFRS 9	0
Marketable equity investments
Adoption of new standards
Assets, Reclassification on Transition to IFRS 9	0
Time deposits
Adoption of new standards
Assets, Remeasurement on Transition to IFRS 9	(3)
AC | Trade payables
Adoption of new standards
Liabilities, Carrying Amount IAS 39		(952)
Liabilities, Carrying Amount IFRS 9	952
AC | Loans
Adoption of new standards
Liabilities, Carrying Amount IAS 39		(24)
Liabilities, Carrying Amount IFRS 9	24
AC | Bonds
Adoption of new standards
Liabilities, Carrying Amount IAS 39		(5,147)
Liabilities, Carrying Amount IFRS 9	5,147
AC | Private placements
Adoption of new standards
Liabilities, Carrying Amount IAS 39		(1,130)
Liabilities, Carrying Amount IFRS 9	1,130
AC | Other non-derivative financial liabilities
Adoption of new standards
Liabilities, Carrying Amount IAS 39		(208)
Liabilities, Carrying Amount IFRS 9	208
FVTPL | FX forward contracts
Adoption of new standards
Liabilities, Carrying Amount IFRS 9	84
Designated as hedging instrument | FX forward contracts
Adoption of new standards
Liabilities, Carrying Amount IAS 39		(1)
Liabilities, Carrying Amount IFRS 9	1
Designated as hedging instrument | Interest rate swaps
Adoption of new standards
Liabilities, Carrying Amount IAS 39		(1)
Liabilities, Carrying Amount IFRS 9	1
L&R | Cash at banks
Adoption of new standards
Assets, Carrying Amount IAS 39		2,558
L&R | Time deposits
Adoption of new standards
Assets, Carrying Amount IAS 39		314
L&R | Money market and similar funds
Adoption of new standards
Assets, Carrying Amount IAS 39		1,139
L&R | Trade Receivables
Adoption of new standards
Assets, Carrying Amount IAS 39		5,810
L&R | Time deposits
Adoption of new standards
Assets, Carrying Amount IAS 39		736
L&R | Loans and other financial receivables
Adoption of new standards
Assets, Carrying Amount IAS 39		163
AFS | Debt securities
Adoption of new standards
Assets, Carrying Amount IAS 39		39
AFS | Marketable equity investments
Adoption of new standards
Assets, Carrying Amount IAS 39		827
HFT | FX forward contracts
Adoption of new standards
Liabilities, Carrying Amount IAS 39		(84)
HFT | FX forward contracts
Adoption of new standards
Assets, Carrying Amount IAS 39		41
HFT | Call options for share-based payments
Adoption of new standards
Assets, Carrying Amount IAS 39		90
HFT | Call options on equity shares
Adoption of new standards
Assets, Carrying Amount IAS 39		11
AC | Cash at banks
Adoption of new standards
Assets, Carrying Amount IFRS 9	2,558
AC | Time deposits
Adoption of new standards
Assets, Carrying Amount IFRS 9	311
AC | Trade Receivables
Adoption of new standards
Assets, Carrying Amount IFRS 9	5,785
AC | Debt securities
Adoption of new standards
Assets, Carrying Amount IFRS 9	39
AC | Time deposits
Adoption of new standards
Assets, Carrying Amount IFRS 9	733
AC | Loans and other financial receivables
Adoption of new standards
Assets, Carrying Amount IFRS 9	163
FVTPL | Money market and similar funds
Adoption of new standards
Assets, Carrying Amount IFRS 9	1,139
FVTPL | Marketable equity investments
Adoption of new standards
Assets, Carrying Amount IFRS 9	827
FVTPL | FX forward contracts
Adoption of new standards
Assets, Carrying Amount IFRS 9	41
FVTPL | Call options for share-based payments
Adoption of new standards
Assets, Carrying Amount IFRS 9	90
FVTPL | Call options on equity shares
Adoption of new standards
Assets, Carrying Amount IFRS 9	11
Designated as hedging instrument | FX forward contracts
Adoption of new standards
Assets, Carrying Amount IAS 39		29
Assets, Carrying Amount IFRS 9	29
Designated as hedging instrument | Interest rate swaps
Adoption of new standards
Assets, Carrying Amount IAS 39		€ 24
Assets, Carrying Amount IFRS 9	€ 24